Equity, Capital and Warrants - Additional Information (Detail) R$ / shares in Units, $ / shares in Units, R$ in Thousands, $ in Thousands			12 Months Ended
	Dec. 21, 2017 BRL (R$) R$ / shares shares	Dec. 21, 2017 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 shares
Capital and warrants [line items]
Authorized capital | $				$ 30,000
Par value (in dollars per share) | $ / shares				$ 0.0001
Proceeds from issue of ordinary shares	R$ 462,789	$ 139,900
Capital contribution recorded in equity	R$ 387,342	117,092
Number of shares issued	27,001,889
Transaction costs | R$			R$ 75,307
Warrants outstanding				28,499,999	28,499,999
Warrants exercise price				11.50	11.50
PIPE Investors [member]
Capital and warrants [line items]
Par value (in dollars per share) | R$ / shares	R$ 11.50
Proceeds from issue of ordinary shares	R$ 425,739	128,700
Number of shares issued	15,438,000
Estre USA [member]
Capital and warrants [line items]
Proceeds from issue of ordinary shares	R$ 37,050	$ 11,200
Number of shares issued	1,213,846
Ambiental Employee SPV, Inc [member]
Capital and warrants [line items]
Number of shares issued	1,983,000
Ordinary shares [member]
Capital and warrants [line items]
Number of shares				290,750,000
Number of shares issued				20,062,197
Class B Shares [member]
Capital and warrants [line items]
Number of shares				9,250,000
Class B Shares [member] | Former boulevard SPAC holders [member]
Capital and warrants [line items]
Number of shares issued				5,550,000